Note 10 - Other Assets (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	2025	2024

Accounts receivable	$7,371	$10,718
Prepaid expenses and other (note 10a)	17,880	14,399
Right-of-use assets (note 10b)	2,424	2,734
Deferred income tax asset (note 16)	4,039	750
Derivative instruments (note 18)	-	20
Investment (note 10d)	953	953

	$32,667	$29,574